Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2020 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥(11,506)	¥775	¥0
Foreign exchange contracts	(241)	(119)	457
Foreign currency swap agreements	3,851	413	(4,349)
(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥(19,805)	¥0	¥18,955	¥0
Foreign exchange contracts	3,656	(187)	(3,294)	244
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Write-downs of securities
Foreign exchange contracts	¥15,273	¥1,594	¥4,595	¥2,759
Borrowings and bonds in foreign currencies	13,489	0	0	0

(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥7	¥159
Futures	1,257	0	(1,843)
Foreign exchange contracts	204	4,803	(1,840)
Credit derivatives held	0	0	(6)
Options held/written and other	402	0	4,481

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2020 (see Note 24 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2021 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥5,051	¥1,522	¥0
Foreign exchange contracts	(45)	827	(585)
Foreign currency swap agreements	(6,043)	553	5,385
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥9,533	¥0	¥(8,990)	¥0
Foreign exchange contracts	(5,032)	438	3,591	(356)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(27,128)	¥1,145	¥3,181	¥21
Borrowings and bonds in foreign currencies	(15,840)	0	0	0

(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥7	¥(13)
Futures	(9,412)	0	6,980
Foreign exchange contracts	(215)	2,085	12,814
Credit derivatives held	0	0	1
Options held/written and other	(598)	0	(2,419)

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2021 (see Note 24 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2022 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥16,507	¥1,615	¥0
Foreign exchange contracts	(542)	223	487
Foreign currency swap agreements	(2,075)	559	3,030
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥4,142	¥0	¥(4,068)	¥0
Foreign exchange contracts	(37,997)	5	37,659	89
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(28,498)	¥(104)	¥1,673	¥5
Borrowings and bonds in foreign currencies	(63,922)	0	0	0

(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥6	¥(22)
Futures	(1,075)	0	186
Foreign exchange contracts	20,254	1,308	38,330
Credit derivatives held	0	0	(1)
Options held/written and other	0	0	(749)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2022 (see Note 24 “Life Insurance Operations”).

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax, for fiscal 2020 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) andexpense
Foreign exchange contracts	¥(3,020)	¥3	¥0
Options held/written and other	0	0	29
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2021 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,249)	¥6	¥0
Options held/written and other	0	0	32
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at March 31, 2021 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥314,248	¥12,764	—	¥0	¥0
Installment Loans	17,942	43	—	0	0

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2022 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,233)	¥9	¥0
Options held/written and other	0	0	31
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at March 31, 2022 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥422,938	¥1,147	—	¥0	¥0
Installment Loans	28,836	55	—	0	0

Schedule of Effect of Components Excluded From the Assessment of Hedge Effectiveness on the Consolidated Statements of Income
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax, for fiscal 2020 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) andexpense
Foreign exchange contracts	¥(3,020)	¥3	¥0
Options held/written and other	0	0	29
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2021 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,249)	¥6	¥0
Options held/written and other	0	0	32
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at March 31, 2021 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥314,248	¥12,764	—	¥0	¥0
Installment Loans	17,942	43	—	0	0

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2022 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,233)	¥9	¥0
Options held/written and other	0	0	31

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting
Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2021 and 2022 are as follows.
March 31, 2021

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥531,971	¥1,867	Other Assets	¥23,751	Other Liabilities
Options held/written and other	840	26	Other Assets	0	—
Futures, foreign exchange contracts	657,411	437	Other Assets	18,941	Other Liabilities
Foreign currency swap agreements	76,023	146	Other Assets	4,459	Other Liabilities
Foreign currency long-term debt	582,174	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥6,409	¥0	—	¥67	Other Liabilities
Options held/written and other	746,058	19,478	Other Assets	17,009	Other Liabilities
Futures, foreign exchange contracts*	320,908	742	Other Assets	6,798	Other Liabilities
Credit derivatives held	171	0	—	9	Other Liabilities

*
The notional amounts of

futures
 and
foreign exchange contracts in the above table include futures contracts of ¥19,127 million and foreign exchange contracts of ¥7,245 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2021, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥41 million and ¥24 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥438 million and ¥302 million at March 31, 2021, respectively.

March 31, 2022

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥511,224	¥9,570	Other Assets	¥8,170	Other Liabilities
Options held/written and other	847	11	Other Assets	0	—
Futures, foreign exchange contracts	944,282	445	Other Assets	51,953	Other Liabilities
Foreign currency swap agreements	78,445	126	Other Assets	4,518	Other Liabilities
Foreign currency long-term debt	690,381	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥432	¥0	—	¥12	Other Liabilities
Options held/written and other	794,774	25,653	Other Assets	21,562	Other Liabilities
Futures, foreign exchange contracts*	725,685	15,561	Other Assets	19,490	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥15,088 million and foreign exchange contracts of ¥7,415 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2022, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥79 million and ¥57 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,325 million and ¥378 million at March 31, 2022, respectively.